Mortgage Servicing Rights (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Summary of Mortgage Servicing Rights

Information regarding the Corporation’s mortgage servicing rights is as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2014	2013	2014	2013
	(In thousands)
Balance at beginning of period	$22,341	$24,235	$23,041	$24,348
Additions	353	1,383	599	3,036
Amortization	(922)	(1,747)	(1,868)	(3,513)

Balance at end of period—before valuation allowance	21,772	23,871	21,772	23,871
Valuation allowance	(843)	(1,153)	(843)	(1,153)

Balance at end of period	$20,929	$22,718	$20,929	$22,718

	As of June 30,
	2014	2013
Fair value at the end of the period	$21,588	$23,372
Key assumptions:
Weighted average discount rate	11.98%	12.17%
Weighted average prepayment speed	8.63%	9.08%

Information regarding the Corporation’s mortgage servicing rights for the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013 is as follows:

	Nine Months Ended	Year Ended
	December 31, 2013	March 31, 2013
	(In thousands)
Balance at beginning of period	$24,235	$24,970
Additions	2,751	8,566
Amortization	(3,945)	(9,301)

Balance at end of period - before valuation allowance	23,041	24,235
Valuation allowance at end of period	(747)	(2,411)

Balance at end of period	$22,294	$21,824

Fair value at the end of the period	$23,553	$22,088
Key assumptions:
Weighted average discount rate	12.02%	10.79%
Weighted average prepayment speed	7.06%	11.76%

Summary of Projections of Amortization Expense For Mortgage Servicing Rights

Future amortization expense may be significantly different depending upon changes in the mortgage servicing portfolio, mortgage interest rates and market conditions.

MSR Amortization
(In thousands)
Six months ended June 30, 2014	$1,868

Estimate for the year ended December 31,
2014	$2,177
2015	3,919
2016	3,135
2017	2,508
2018	2,007
Thereafter	8,026

Total	21,772

Future amortization expense may be significantly different depending upon changes in the mortgage servicing portfolio, mortgage interest rates and market conditions.

MSR
Amortization
(In thousands)
Nine months ended December 31, 2013	$3,945

Estimate for the year ended December 31,
2014	$4,608
2015	3,687
2016	2,949
2017	2,359
2018	1,888
Thereafter	7,550

Total	$23,041